Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 482,559	$ 15,703	$ 943,354
Unquoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	419,491	13,651	820,779
Quoted ordinary shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	45,683	1,486	102,124
Unquoted preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	13,883	452	11,245
Limited partnership [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 3,502	$ 114	$ 9,206